Other Post-Employment Benefits - Summary of statements of financial position (Detail) - Other Post Employment Benefits [Member]	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Defined benefit obligation	3.41%	4.15%
Current service cost	3.68%	4.43%
Interest cost on benefit obligation	2.79%	3.65%
Interest cost on current service cost	3.58%	4.31%
Health care cost immediate trend rate	5.04%	5.09%
Effective discount rate	4.31%	3.41%
Health care cost immediate trend rate	5.04%	5.04%
Health care cost ultimate trend rate	4.00%	4.00%
Year ultimate health care cost trend rate reached	2040 years	2040 years
Salary Increases per annum	2.00%	2.00%
Mortality	105	105